Nature of business - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Feb. 22, 2017
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock redeemed or called during period, shares	0.04
Common stock, par or stated value per share	$ 0.01	$ 0.01	$ 0.01
SIS Holdings, LP [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity method investment, ownership percentage				100.00%